PREPAIDS AND DEPOSITS (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS
As at	September 30, 2024	December 31, 2023
Insurance	$525,510	$838,445
Prepaid other	160,032	142,124
Deposits	286,927	361,646
	$972,469	$1,342,215